FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Sensitivity Analyses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Scenario I
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)		25.00%
Scenario II
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)		50.00%
Scenario III
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)		25.00%
Scenario IV
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)		50.00%
Embedded derivatives related to debentures convertible into stock | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 1,263,989
Embedded derivatives related to debentures convertible into stock | Scenario I | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	947,992
Embedded derivatives related to debentures convertible into stock | Scenario II | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	631,995
Embedded derivatives related to debentures convertible into stock | Scenario III | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	1,579,986
Embedded derivatives related to debentures convertible into stock | Scenario IV | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 1,895,984